PRINCIPAL ACCOUNTING POLICIES - Land use rights (Details)	Dec. 31, 2024
Minimum
Useful life	2 years
Maximum
Useful life	15 years
Land use rights | Minimum
Useful life	40 years
Land use rights | Maximum
Useful life	50 years